Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Service Agreements
Transactions
Sales of goods and services	€ 5,215	€ 19,053
Purchases of goods and services	96,731	88,390
Balances
Accounts receivable	2,838		€ 3,508
Accounts payable	8,922		12,489
Accrued expenses	5,832		9,376
Products
Transactions
Sales of goods and services	33,377	26,235
Purchases of goods and services	380,582	326,697
Balances
Accounts receivable	12,005		8,750
Accounts payable	186,952		61,633
Fresenius SE
Transactions
Sales of goods and services	3
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	106	389
Purchases of goods and services	19,929	17,338
Balances
Accounts receivable	1,097		378
Accounts payable	3,412		4,019
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	2,947	2,557
Purchases of goods and services	76,802	71,052
Balances
Accounts receivable	1,089		681
Accounts payable	5,510		8,470
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	33,374	26,235
Purchases of goods and services	26,739	29,548
Balances
Accounts receivable	12,005		8,750
Accounts payable	7,764		3,658
Equity method investees | Service Agreements
Transactions
Sales of goods and services	2,162	16,107
Balances
Accounts receivable	652		2,449
Equity method investees | Products
Transactions
Purchases of goods and services	353,843	€ 297,149
Balances
Accounts payable	€ 179,188		€ 57,975